Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of defined benefit plans [line items]
Group cash flow in respect of pensions and similar benefits		€ 427	€ 629		€ 515
Future Estimate
Disclosure of defined benefit plans [line items]
Group cash flow in respect of pensions and similar benefits	€ 450
Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		82	291		176
Defined Contribution		230	222		212
Company contributions to funded plans | United States
Disclosure of defined benefit plans [line items]
Defined Benefit | $				$ 110
Company contributions to funded plans | The Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan		115
Company contributions to funded plans | Future Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	95
Defined Contribution	245
Company contributions to funded plans | Future Estimate | The Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan	118
Company contributions to funded plans | Future Estimate | United Kingdom
Disclosure of defined benefit plans [line items]
Defined Benefit	0
Benefit paid by the Company in respect of unfunded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		€ 115	€ 116		€ 127
Benefit paid by the Company in respect of unfunded plans | Future Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	€ 110